Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net income for the year	$ 1,046,738	$ 869,964	$ 1,747,939
Adjustments for:
Income tax expense	384,384	516,920	814,556
Depreciation and amortization	375,134	287,702	82,122
Accounting effects from changing reporting period			(36,400)
Interest expense	820,262	543,321	75,818
Interest income	(45,056)	(28,689)	(25,872)
Loss (gain) on disposal of non-current assets	(1,460)	4,758	(478)
Share-based payment expense	4,188	5,991
Movements in non-controlling interest	(93)	10,983
Others	(4,349)	(8,653)	(12,974)
Unrealized loss (gain) in valuation of derivative financial instruments	32,591	43,522	(330,315)
Total adjustments	2,612,339	2,245,819	2,314,396
(Increase) decrease in:
Trade accounts receivable	(101,393)	266,640	(21,347)
Trade accounts receivable from related parties	(43)	30,246	(24)
Inventory	92,136	171,260	4,893
Prepaid expenses and other assets	(84,826)	(48,383)	22,894
Increase (decrease) in:
Accounts payable to suppliers and accrued expenses	423,104	(940,039)	(64,699)
Trade accounts payable to related parties	(96,859)	97,029
Provisions	3,589	(24,640)	(35,537)
Value-added tax payable	28,722	110,231	(26,703)
Statutory employee profit sharing	(2,443)	22,798	47,951
Employee benefits	(32,606)	21,268	1,722
Income taxes paid	(474,941)	(542,527)	(777,949)
Net cash provided by operating activities	2,366,779	1,409,702	1,465,597
Investing activities:
Payment of business acquisition net of cash acquired		(4,698,463)
Other investment in subsidiaries		(1,886)	50
Payments of fixed and intangible assets	(131,066)	(175,653)	(401,736)
Proceeds from disposal of fixed assets	20,682	22,091	12,521
Interest received	45,056	28,689	25,872
Restricted cash			42,915
Net cash used in investing activities	(65,328)	(4,825,222)	(320,378)
Financing activities:
Proceeds from debt and borrowings	6,498,994	5,818,705	1,520,000
Repayment of borrowings	(7,633,715)	(1,120,025)	(646,716)
Repayment of derivative financial instruments			(18,172)
Bond issuance costs	(8,355)	(88,722)	(18,931)
Interest paid on borrowings	(652,313)	(502,847)	(49,123)
Lease payments of principal and interest	(123,241)	(76,214)	(6,899)
Share repurchases		(25,321)
Dividends paid	(648,735)	(949,610)	(1,400,000)
Net cash (used in) provided by financing activities	(2,567,365)	3,055,966	(619,841)
(Decrease) increase in cash and cash equivalents	(265,914)	(359,554)	525,378
Cash and cash equivalents at the beginning of year	815,644	1,175,198	649,820
Cash and cash equivalents at the end of year	$ 549,730	$ 815,644	$ 1,175,198